Investment Objectives and Goals - Tremblant Opportunistic Global ETF	Apr. 30, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Tremblant Global ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Tremblant Global ETF (the “Fund”) seeks long-term capital appreciation.